Segment information - Income statement related (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information
Net revenues	SFr 17,102	SFr 8,130
Gain From Write-down Of AT1 Capital Notes Relating To Credit Suisse Group AG	894
Income/(loss) before taxes	2,939	(1,754)
Operating Segments [Member] | Investment Bank
Segment Reporting Information
Net revenues	933	2,450
Income/(loss) before taxes	(2,400)	(596)
Operating Segments [Member] | Asset Management
Segment Reporting Information
Net revenues	155	630
Income/(loss) before taxes	(1,401)	98
Operating Segments [Member] | Capital Release Unit
Segment Reporting Information
Net revenues	(1,275)	437
Income/(loss) before taxes	(3,181)	(1,022)
Operating Segments [Member] | Swiss Universal Bank (old)
Segment Reporting Information
Net revenues	1,845	2,223
Income/(loss) before taxes	156	888
Operating Segments [Member] | International Wealth Management (old)
Segment Reporting Information
Net revenues	1,655	2,641
Income/(loss) before taxes	(2,723)	147
Corporate Center
Segment Reporting Information
Net revenues	14,566	(324)
Income/(loss) before taxes	13,339	(1,116)
Adjustments
Segment Reporting Information
Net revenues	(777)	73
Income/(loss) before taxes	SFr (851)	SFr (153)